Trade Receivables and Trade Payables - Schedule of Trade Payables (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Trade payables
Trade payables	RM 15,213,238	$ 3,746,180	RM 25,204,848
Project retention payables	3,102,022	763,857	2,191,966
Total trade payables	RM 18,315,260	$ 4,510,037	RM 27,396,814